Rental Equipment (Annual)	12 Months Ended
Dec. 31, 2011
Rental Equipment [Text Block]
6.  Rental Equipment

Rental equipment consists of the following:

In thousands	2011	2010
Indoor Rental equipment	$28,804	$34,740
Outdoor Rental equipment	14,448	15,489
Less accumulated depreciation	27,060	30,173
Net rental equipment	$16,192	$20,056

Indoor rental equipment is comprised of installed digital displays on lease that are used for indoor trading applications.  Outdoor rental equipment is comprised of installed time and temperature and message digital displays that are used for outdoor advertising and messaging.  All the rental equipment is pledged as collateral under the Company’s credit facility.